Consolidated Statements of Changes in Shareholders' Equity (Deficit) (USD $)	Total	Common Stock	Paid in Capital	Non-Controlling Interest	Accumulated Other Comprehensive Income (Loss)	Accumulated Deficit
Beginning Balance at Dec. 31, 2010	$ (1,370,040)	$ 13,930	$ 5,022,566	$ (2,312)	$ 17,516	$ (6,421,740)
Beginning Balance (in shares) at Dec. 31, 2010		13,930,288
Operating Results for the year	(1,648,914)			(1,328)		(1,647,586)
Foreign currency translation adjustment	(5,397)				(5,397)
Stock-based compensation expense	20,896		20,896
Issuance of warrants	2,812		2,812
Issuance of shares (see note 13) (in shares)		2,571,833
Issuance of shares (see note 13)	321,479	2,572	318,907
Ending Balance at Dec. 31, 2011	(2,679,164)	16,502	5,365,181	(3,640)	12,119	(8,069,326)
Ending Balance (in shares) at Dec. 31, 2011		16,502,121
Operating Results for the year	(2,607,861)			(1,054)		(2,606,807)
Foreign currency translation adjustment	141				141
Issuance of common stock, financing transactions, pre-merger, shares		1,450,000
Stock-based compensation expense	192,780		192,780
Issuance of common stock, financing transactions, pre-merger	725,000	1,450	723,550
Issuance of common stock, financing transactions, post-merger, shares		2,550,000
Issuance of common stock, financing transactions, post-merger	1,275,000	2,550	1,272,450
Merger consideration-pre-existing shareholders, shares		15,000,000
Merger consideration-pre-existing shareholders		15,000	(15,000)
Merger partner capital accounts			10,000			(10,000)
Obligation to issue common stock, conversion of indebtedness, shares		27,158,657
Obligation to issue common stock, conversion of indebtedness	2,036,450	27,159	2,009,291
Issuance of warrants	32,565		32,565
Liquidation of inactive subsidiaries	(7,566)			4,694	(12,260)
Change in fair market value of Series A warrants due to re-pricing	535,367		535,367
Ending Balance at Dec. 31, 2012	$ (497,288)	$ 62,661	$ 10,126,184			$ (10,686,133)
Ending Balance (in shares) at Dec. 31, 2012		62,660,778